BASIS OF PRESENTATION BASIS OF PRESENTATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Interest Costs Incurred
We incurred the following interest costs (in thousands):

	Three Months Ended March 31,
	2015	2014
Total interest costs	$7,800	$3,072
Capitalized interest included in property, plant and equipment, net	(302)	(99)
Interest expense	$7,498	$2,973

We incurred the following interest costs (in thousands):

	Year Ended December 31,
	2014	2013	2012
Total interest costs	$18,649	$14,047	$12,035
Capitalized interest included in property, plant and equipment, net	(3,087)	(1,457)	(6,268)
Interest expense	$15,562	$12,590	$5,767

Schedule of Debt Issuance Costs
Changes in deferred financing costs are as follows (in thousands):

	Year Ended December 31,
	2014	2013
Deferred financing costs, January 1	$5,237	$4,385
Capitalization of deferred financing costs(1)	15,659	2,139
Amortization of deferred financing costs(2)	(4,192)	(1,287)
Deferred financing costs, December 31	$16,602	$5,237
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(1) See Note 8.
(2) This amount includes $2.3 million written off in connection with repayment of the Previous Credit Facility (as defined in Note 8) and contemporaneously entering into the Senior Credit Facilities (as defined in Note 8) in August 2014.